OTHER DEPOSIT	12 Months Ended
Jun. 30, 2024
OTHER DEPOSIT

8. OTHER DEPOSIT

On November 7, 2019, the Company advanced $408,840 (US $300,000) to an-arm’s length party in exchange for a promissory note (the “Joint Forces Deposit”).

On October 12, 2020, the Company entered into a settlement agreement (the “Settlement”), settling the outstanding Joint Forces Deposit for a payment term over 2 years for a total of $460,626 (US $338,000). Accordingly, the Joint Forces Deposit was determined to be a financial instrument and recorded at amortized cost. The initial carrying amount of the financial asset was determined by discounting the stream of future payments of interest and principal at a market interest rate of 8% which is estimated to be the lending rate available to the Company for similar instruments.

During the year ended June 30, 2024, the Company received the entirety of the joint forces deposit and additional interest payments in relation to the outstanding amounts.

The outstanding balance of the Joint Forces Deposit amounted to $nil as at June 30, 2024 (June 30, 2023 – $52,960). Interest income in relation to the Joint Forces Deposit amounted to $31,413 during the year ended June 30, 2024 (June 30, 2023 – $2,944; June 30, 2022 – $19,056).